CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Treasury stock purchases	Additional paid in capital	Statutory Reserves	Accumulated other comprehensive income (loss)	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2020	$ 235,687,128	$ 17,944	$ 3,376	$ (2,172,819)	$ 291,827,379	$ 2,663,551	$ 2,927,192	$ (59,579,495)
Beginning balance (in shares) at Dec. 31, 2020		1,794,357,434	337,611,722	10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		38,004,705
Issuance of Class A ordinary shares upon settlement of share-based awards	549,984	$ 379			549,605
Class B ordinary shares converted into Class A ordinary shares (in shares)		115,500,000	(115,500,000)
Class B ordinary shares converted into Class A ordinary shares		$ 1,155	$ (1,155)
Issuance of ordinary shares upon follow-on public offering (in shares)		112,125,000
Issuance of ordinary shares upon follow-on public offering	175,421,594	$ 1,121			175,420,473
Share-based compensation	13,370,377				13,370,377
Provision of statutory reserve						899,337		(899,337)
Foreign currency translation adjustment	1,839,022						1,839,022
Unrealized gain (loss) on available-for-sale securities	1,899,605						1,899,605
Equity component of convertible bonds	3,167,457				3,167,457
Net income (loss)	14,690,701							14,690,701
Ending balance at Dec. 31, 2021	446,625,868	$ 20,599	$ 2,221	$ (2,172,819)	484,335,291	3,562,888	6,665,819	(45,788,131)
Ending balance (ASU 2020-06) at Dec. 31, 2021	(3,009,656)				(3,167,457)			157,801
Ending balance (in shares) at Dec. 31, 2021		2,059,987,139	222,111,722	10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		36,915,928
Issuance of Class A ordinary shares upon settlement of share-based awards	366,537	$ 369			366,168
Class B ordinary shares converted into Class A ordinary shares (in shares)		124,500,000	(124,500,000)
Class B ordinary shares converted into Class A ordinary shares		$ 1,245	$ (1,245)
Share-based compensation	14,213,841				14,212,067				$ 1,774
Provision of statutory reserve						2,608,739		(2,608,739)
Foreign currency translation adjustment	(8,130,208)						(8,128,640)		(1,568)
Unrealized gain (loss) on available-for-sale securities	(768,590)						(768,590)
Accretion of redeemable non-controlling interests	(61,870)				(58,776)				(3,094)
Capital contribution from non-controlling interests	7,850				18,391				(10,541)
Net income (loss)	(2,256,880)							(2,127,665)	(129,215)
Ending balance at Dec. 31, 2022	446,986,892	$ 22,213	$ 976	$ (2,172,819)	495,705,684	6,171,627	(2,231,411)	(50,366,734)	(142,644)
Ending balance (in shares) at Dec. 31, 2022		2,221,403,067	97,611,722	10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)		31,489,778
Issuance of Class A ordinary shares upon settlement of share-based awards	140,383	$ 315			140,068
Share-based compensation	10,147,362				10,144,515				2,847
Provision of statutory reserve						2,339,412		(2,339,412)
Foreign currency translation adjustment	(545,498)						(551,257)		5,759
Unrealized gain (loss) on available-for-sale securities	(450,325)						(450,325)
Accretion of redeemable non-controlling interests	(570,723)				(542,187)				(28,536)
Net income (loss)	33,007,427							33,105,712	(98,285)
Ending balance at Dec. 31, 2023	$ 488,715,518	$ 22,528	$ 976	$ (2,172,819)	$ 505,448,080	$ 8,511,039	$ (3,232,993)	$ (19,600,434)	$ (260,859)
Ending balance (in shares) at Dec. 31, 2023		2,252,892,845	97,611,722	10,429,305